Operations	12 Months Ended
Dec. 31, 2017
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Operations
1	Operations

Cosan Limited (“Cosan”) was incorporated in Bermuda on April 30, 2007. Cosan’s class A common shares are traded on the New York Stock Exchange (NYSE) (ticker—CZZ). The BDRs (Brazilian Depositary Receipts) representing Cosan’s class A common shares are listed on the Brazilian Stock Exchange (“B3”) (ticker—CZLT33). Mr. Rubens Ometto Silveira Mello is the ultimate controlling shareholder of Cosan. Cosan controls its subsidiaries Cosan S.A. Indústria e Comércio (“Cosan S.A.”) and Cosan Logística S.A. (“Cosan Logística”) through a 58.21% and 72.53% interest, respectively. Cosan, Cosan S.A., Cosan Logística and its subsidiaries are collectively referred to as the “Company.”

The Company’s primary activities are in the following business segments: (i) Piped natural gas distribution to part of the State of São Paulo through its subsidiary Companhia de Gás de São Paulo – Comgás (“Comgás”); (ii) Logistics services including transportation, port loading and storage of sugar, leasing or lending of locomotives, wagons and other railway equipment, through its indirect subsidiaries Rumo S.A. (“Rumo”), logistic segment (“Logistic”); (iii) Production and distribution of lubricants, through its indirect subsidiaries Cosan Lubrificantes e Especialidades S.A. (“CLE”) and Stanbridge Group Limited (“Stanbridge”), under the Mobil licensed trademark in Brazil, Bolivia, Uruguay, Paraguay and European market, and Comma Oil & Chemicals Ltd. (“Comma”) under the Comma’s brand to the European and Asian market and corporate activities (“Moove”); and (iv) Other investments, in addition to the corporate structures of the Company (“Cosan Corporate”).

The Company also holds interests in two joint ventures (“JVs”): (i) Raízen Combustíveis S.A. (“Raízen Combustíveis”), a fuel distribution business, and (ii) Raízen Energia S.A. (“Raízen Energia”), which operates in the production and marketing of sugar, ethanol and energy cogeneration, produced from sugar cane bagasse.

On September 30, 2016 the Company disclosed a material fact stating that it has signed a Share Purchase Agreement with Mansilla Participações Ltda. (Vehicle TIAA—Teachers Insurance and Annuity Association of America), also a shareholder of the company Radar and Radar II. In the material fact, the Company sold part of its shares of Radar and Radar II for the amount of R$ 1,053,768 received on November 4, 2016.

The subsidiary Cosan S.A. and Shell International Petroleum Company Limited (“Shell”) finalized the discussions regarding the cancellation and replacement of options to buy and sell shares issued by Raízen Energia S.A. and Raízen Combustíveis S.A., whose exercise was dated to 2021 and 2026, and concluded an addendum to the relevant contracts in force.

The changes agreed between Cosan S.A and Shell aim to strengthen the partnership in Raízen in the long term. The Parties also agreed to renew the “lock-up” period for a further five years, as of the date hereof. At the end of this period, the Parties may sell shares issued by Raízen, taking into account the rules regarding the exercise of the applicable preemptive right.

On February 23, 2017, TPG VI Fundo de Investimento em Participações (“TPG”), a shareholder of Rumo S.A (“Rumo”), exercised its right to exchange 11,479,987 shares issued by Rumo for shares issued by Cosan S.A in pursuant to the shareholders agreement entered into in 2010, subsequently added, between Cosan Logística, TPG VI, GIF, Cosan S.A and the Company. Cosan S.A and GIF agreed to settle financially the stock replacement obligation through of payment of R$ 275,780 and the shares received were valued at fair value in the amount of R$ 97,924 and recorded as capital reserve.

On December 12, 2017, the Company finalized the put option with Shell related to Comgás shares and bought the total of 21,805,645 shares, which represents 16.77% of Comgás share capital for R$ 1,041,960. As part of the payment, the Company delivered 17,187,937 common shares issued by Cosan S.A., representing 4.21% of the capital stock, plus a cash outflow of R$ 208,650. Additionally, was recognized accounts payable referring to the second installment to be settled within one year after the closing of the operation in the amount of R$ 208,650 plus the interest rate of 3% per year.

As a result of this transaction, the Company’s shareholders’ equity was reduced by R$ (475,846), of which R$ 2,036 was attributed to the controlling shareholders and R$ (477,882) was attributed to non-controlling shareholders. The purchase price represents fully the economic value of the transaction between the Company and Shell.